Derivatives - Notional Amount and Fair Value of Outstanding Currency Forward Contracts (Detail) (Currency Forward Contracts [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Currency Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	$ 69	$ 62
Asset Derivative		1
Liability Derivative